Capital Stock (Details 1b) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 23, 2015	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Warrants issued	240,305	628,264
Fair Value per share				$ 8.36
2014 Unit Proceeds [Member]
Warrants issued		24,250	282,850
Market price per share		$ 10.00	$ 9.28
Exercise price per share		$ 10.00	$ 10
Expected term (years)		1 year 8 months 12 days	2 years 2 months 1 day
Risk-free interest rate		0.45%	0.62%
Volatility		73.19%	72.36%
Dividend rate		0.00%	0.00%
Fair Value per share		$ 3.69
Aggregate fair value of unit warrants		$ 89,600	$ 1,027,000
Aggregate proceeds of unit sales		280,000	3,133,500
2014 Unit Proceeds [Member] | Unit Stock [Member]
Aggregate proceeds of unit sales		128,900	1,122,400
2014 Unit Proceeds [Member] | Warrant [Member]
Aggregate proceeds of unit sales		32,900	454,200
2014 Unit Proceeds [Member] | Convertible Notes Payable [Member]
Aggregate proceeds of unit sales		$ 118,200	$ 1,556,900